FINANCE LEASE RECEIVABLES, NET - Summary of Future Minimum Lease Payments Receivable (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
FINANCE LEASE RECEIVABLES, NET
2024	¥ 219,443,661	$ 30,907,993
2025	25,908,586	3,649,148
2026	18,167,477	2,558,836
2027	249,362	35,122
Total	¥ 263,769,086	$ 37,151,099